Debt Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt Obligations

The Company’s debt obligations are summarized below:

	September 30, 2019			December 31, 2018
	Principal	Interest [1]	Total	Principal	Interest [1]	Total

2010 Debt Obligations	$-	$299,377	$299,377	$-	$279,735	$279,735
2017 Notes	1,170,354	143,777	1,314,131	1,251,854	75,013	1,326,867
Gaucho Notes	100,000	4,498	104,498	1,480,800	18,787	1,499,587
Total Debt Obligations	$1,270,354	$447,652	$1,718,006	$2,732,654	$373,535	$3,106,189

[1] Accrued interest is included as a component of accrued expenses on the accompanying condensed consolidated balance sheets (see Note 6 – Accrued Expenses).

Company’s debt obligations as of December 31, 2018 and 2017 are summarized below:

	December 31, 2018			December 31, 2017
	Principal	Interest [1]	Total	Principal	Interest [1]	Total

2010 Debt Obligations	$-	$279,735	$279,735	$-	$255,481	$255,481
Convertible Notes	1,251,854	75,013	1,326,867	20,000	-	20,000
Gaucho Notes	1,480,800	18,787	1,499,587	-	-	-
Total Debt Obligations	$2,732,654	$373,535	$3,106,189	$20,000	$255,481	$275,481

[1]	Accrued interest is included as a component of accrued expenses on the consolidated balance sheets. (See Note 9 – Accrued Expenses)